SCHEDULE OF PROPERTY AND EQUIPMENT, AT COST LESS ACCUMULATED DEPRECIATION (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 9,785,953	$ 6,885,168
Less: accumulated depreciation	(4,512,601)	(4,252,122)
Property and equipment, net	5,273,352	2,633,046
Building and Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	4,061,449	3,987,807
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	137,254	151,668
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	1,897,170	1,807,141
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	820,921	806,036
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 2,869,159	$ 132,516